SHORT-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($)
Short-term investments
Short-term investments	¥ 300,167				$ 46,003
Change in fair value of available-for-sale investments	1,137	$ 174	¥ 7,335	¥ 8,734
Realized gains transferred from other comprehensive income to other income	970		9,635	10,869
Impairment charges			0	¥ 0
Provision for credit loss recognized	0		¥ 0
Wealth Management Products
Short-term investments
Short-term investments	¥ 300,167